Revenue from Contracts with Customer - Schedule of Contract Assets and Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue from Contract with Customer [Abstract]
Contract assets	$ 313	$ 644	$ 173
Deferred revenues	$ 179,900	$ 213,145	$ 212,529